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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Jun 30, 2012

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

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
Name:     TB Alternative Assets Ltd.
Address:  Rm 1206, One Lujiazui
          68 Yincheng (c) Road, Pudong,
          Shanghai, People's Republic of China

Form 13F File Number: 28-13681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:   Shujun Li
Title:  Director
Phone:  86-21-50106156
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Signature, Place, and Date of Signing:

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
 /s/Shujun Li        Shanghai, People's Republic of China      Jul 26, 2012
    [Signature]                  [City, State]                    [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      10

Form 13F Information Table Value Total:    $80,164
                                         (thousands)

List of Other Included Managers:

None.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                       COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                       -------- --------- -------- ------------------ ---------- -------- ---------------------
                               TITLE OF            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                  CLASS    CUSIP    (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                 -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
FOCUS MEDIA HLDG LTD           SPON ADR 34415V109  23,480  1,000,000 SH        DEFINED            1,000,000
CHINDEX INTERNATIONAL INC        COM    169467107   3,247    331,370 SH        DEFINED              331,370
VISIONCHINA MEDIA INC          SPON ADR 92833U103   2,038  2,191,743 SH        DEFINED            2,191,743
SOHU COM INC                     COM    83408W103  11,160    250,000 SH        DEFINED              250,000
HOME INNS & HOTELS MGMT INC    SPON ADR 43713W107     243     10,718 SH        DEFINED               10,718
QIHOO 360 TECHNOLOGY CO LTD      ADS    74734M109  29,469  1,704,392 SH        DEFINED            1,704,392
NEW ORIENTAL ED & TECH GRP I   SPON ADR 647581107   1,470     60,000 SH        DEFINED               60,000
YOUKU INC                      SPON ADR 98742U100   4,258    196,415 SH        DEFINED              196,415

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
E-COMMERCE CHINA DANGDANG IN   SPN ADS 26833A105    67 10,000 SH             DEFINED         10,000
                                COM A
SINA CORP                        ORD   G81477104 4,732 91,335 SH             DEFINED         91,335
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